Fair Value of Derivative Instruments and Location in the Balance Sheets (Detail) - Foreign Exchange Forward And Option Contracts [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivatives, Fair Value [Line Items]
Derivative instruments, assets derivatives
Derivative instruments, liabilities derivatives	101	$ 1,007
Derivatives Designated as Hedging Instruments
Derivatives, Fair Value [Line Items]
Derivative instruments, assets derivatives
Derivative instruments, liabilities derivatives	91	944
Not Designated as Hedging Instrument, Economic Hedge [Member]
Derivatives, Fair Value [Line Items]
Derivative instruments, assets derivatives
Derivative instruments, liabilities derivatives	$ 10	$ 63